Note 18 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

13. Commitments and Contingencies

The Company leases its office and warehouse facility under a lease agreement that expires on April 30, 2016. Rent payments are subject to escalations through the end of the lease term. Rent expense was $50 and $150 for the three and nine months ended September 30, 2013, respectively. Rent expense was $50 and $150 for the three and nine months ended September 30, 2012, respectively.

18. Commitments and Contingencies

Operating Leases

The Company leases its offices and warehouse facilities under various lease agreements, certain of which are subject to escalations based upon increases in specified operating expenses or increases in the Consumer Price Index. As of December 31, 2012 and 2011, the Company has recorded $28 and $22, respectively, of deferred rent expenses.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

Minimum
December 31,	Payments

2013	$197
2014	221
2015	227
2016	77
Total	$722

Rent expense was $214 and $225 for the years ended December 31, 2012 and 2011, respectively.